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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]: Amendment Number: _______

    This Amendment (Check only one):    [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Richard Pender
Title: Managing Director - Global Equities
Phone: (301) 215-8697

Signature, Place, and Date of Signing:

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
          /s/ Richard Pender                 Chevy Chase, Maryland                   02/05/08
-------------------------------------- ----------------------------------- ----------------------------
             [Signature]                         [City, State]                        [Date]
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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: 2,043,872
                                        (thousands)

List of Other Included Managers:

   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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FORM 13F INFORMATION TABLE
    COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                                           VOTING AUTHORITY
                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER    TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------    -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN
 INTERNATIONAL
 GROUP INC        COMMON         026874107  59,758  1,025,000 SH  N/A     SOLE      N/A     X    N/A   N/A
APPLE INC         COMMON         037833100  39,616    200,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CHESAPEAKE
 ENERGY CORP      COMMON         165167107  43,120  1,100,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CISCO SYSTEMS INC COMMON         17275R102  54,140  2,000,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CITIGROUP INC     COMMON         172967101  36,064  1,225,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DEERE & COMPANY   COMMON         244199105  65,184    700,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DELL INC          COMMON         24702R101  49,020  2,000,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DISNEY WALT CO    COM DISNEY     254687106  56,490  1,750,000 SH  N/A     SOLE      N/A     X    N/A   N/A
EBAY INC          COMMON         278642103  29,041    875,000 SH  N/A     SOLE      N/A     X    N/A   N/A
FEDERAL
 NATIONAL
 MORTGAGE
 ASSOCIATION      COMMON         313586109  60,970  1,525,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENENTECH INC     COMMON NEW     368710406  46,949    700,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENERAL ELECTRIC
 COMPANY          COMMON         369604103  67,653  1,825,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST     MSCI EAFE IDX  464287465     392      5,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST     MSCI EMERG MKT 464287234 202,905  1,350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JACOBS
 ENGINEERING
 GROUP INC        COMMON         469814107  33,464    350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JOHNSON &
 JOHNSON          COMMON         478160104  65,033    975,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JP MORGAN
 CHASE & CO       COMMON         46625H100  26,190    600,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MORGAN STANLEY    COMMON NEW     617446448  22,572    425,000 SH  N/A     SOLE      N/A     X    N/A   N/A
NRG ENERGY INC    COMMON NEW     629377508  58,509  1,350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
POWERSHARES QQQ
 TRUST            UNIT SER 1     73935A104  15,366    300,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PROCTER &
 GAMBLE
 COMPANY          COMMON         742718109  62,407    850,000 SH  N/A     SOLE      N/A     X    N/A   N/A
QUALCOMM INC      COMMON         747525103  62,960  1,600,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SCHLUMBERGER
 LTD              COMMON         806857108  61,481    625,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SLM CORP          COMMON         78442P106  36,252  1,800,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPDR TRUST        UNIT SER 1     78462F103 621,393  4,250,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SYMANTEC
 CORPORATION      COMMON         871503108  62,946  3,900,000 SH  N/A     SOLE      N/A     X    N/A   N/A
YAHOO INC         COMMON         984332106  51,172  2,200,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ZIMMER HOLDINGS
 INC              COMMON         98956P102  38,036    575,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ADOLOR
 CORPORATION      COMMON         00724X102      86     18,750 SH  N/A     SOLE      N/A     X    N/A   N/A
LEXICON
 PHARMACEUTICALS
 INC              COMMON         528872104   2,133    703,997 SH  N/A     SOLE      N/A     X    N/A   N/A
MIDDLEBROOK
 PHARMACEUTICALS
 INC              COMMON         596087106     275    228,897 SH  N/A     SOLE      N/A     X    N/A   N/A
FAVRILLE INC      COMMON         312088404     237    151,788 SH  N/A     SOLE      N/A     X    N/A   N/A
XENOPORT INC      COMMON         98411C100   3,061     54,781 SH  N/A     SOLE      N/A     X    N/A   N/A
ALEXZA
 PHARMACEUTICALS
 INC              COMMON         015384100   4,523    559,147 SH  N/A     SOLE      N/A     X    N/A   N/A
DOUGLAS EMMETT
 INC              COMMON         25960P109   4,476    197,955 SH  N/A     SOLE      N/A     X    N/A   N/A
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